Employee Defined Benefit Plans - Defined Contribution Plans (Detail) - Defined Contribution Pension Plans - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan Disclosure [Line Items]
Contributions made	$ 1
Spin-off | Kimberly Clark and Affiliates
Defined Contribution Plan Disclosure [Line Items]
Contributions made		$ 9	$ 10	$ 10